JOHNSON CONTROLS, INC. SAVINGS AND INVESTMENT MASTER TRUST - Schedule of Master Trust Investments Assets at Fair Value (Details) - EBP 001 - EBP, Nonconsolidated, Master Trust - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments at fair value	$ 7,676,102,345	$ 7,080,136,143
Common Stock Funds
EBP, Master Trust [Line Items]
Total investments at fair value	518,328,741	389,204,925
Other Separate Accounts
EBP, Master Trust [Line Items]
Total investments at fair value	7,157,773,604	6,690,931,218
Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
Total investments at fair value	518,328,741	389,204,925
Fair Value, Inputs, Level 1 | Common Stock Funds
EBP, Master Trust [Line Items]
Total investments at fair value	518,328,741	389,204,925
Fair Value, Inputs, Level 1 | Other Separate Accounts
EBP, Master Trust [Line Items]
Total investments at fair value	0	0
Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
Total investments at fair value	7,157,773,604	6,690,931,218
Fair Value, Inputs, Level 2 | Common Stock Funds
EBP, Master Trust [Line Items]
Total investments at fair value	0	0
Fair Value, Inputs, Level 2 | Other Separate Accounts
EBP, Master Trust [Line Items]
Total investments at fair value	7,157,773,604	6,690,931,218
Fair Value, Inputs, Level 3
EBP, Master Trust [Line Items]
Total investments at fair value	0	0
Fair Value, Inputs, Level 3 | Common Stock Funds
EBP, Master Trust [Line Items]
Total investments at fair value	0	0
Fair Value, Inputs, Level 3 | Other Separate Accounts
EBP, Master Trust [Line Items]
Total investments at fair value	$ 0	$ 0